Document and Entity Information	May 31, 2021
Prospectus:
Document Type	497
Document Period End Date	May 31, 2021
Entity Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 11, 2022
Document Effective Date	Mar. 11, 2022
Prospectus Date	Sep. 28, 2021
MFS Blended Research Growth Equity Fund | A
Prospectus:
Trading Symbol	BRWAX
MFS Blended Research Growth Equity Fund | B
Prospectus:
Trading Symbol	BRWBX
MFS Blended Research Growth Equity Fund | C
Prospectus:
Trading Symbol	BRWCX
MFS Blended Research Growth Equity Fund | I
Prospectus:
Trading Symbol	BRWJX
MFS Blended Research Growth Equity Fund | R1
Prospectus:
Trading Symbol	BRWRX
MFS Blended Research Growth Equity Fund | R2
Prospectus:
Trading Symbol	BRWSX
MFS Blended Research Growth Equity Fund | R3
Prospectus:
Trading Symbol	BRWTX
MFS Blended Research Growth Equity Fund | R4
Prospectus:
Trading Symbol	BRWUX
MFS Blended Research Growth Equity Fund | R6
Prospectus:
Trading Symbol	BRWVX